PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Narrative) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024	Jun. 07, 2024
Property, Plant and Equipment [Line Items]
Fair value of acquired furniture and fixtures as well as leasehold improvements				$ 86,353
Estimated useful lives				5 years
Depreciation expense	$ 93,644	$ 585,120	$ 559,712
Depreciation expense allocated to inventory	81,301	477,591	474,172
Value of equipment disposed		375,363
Accumulated depreciation of equipment disposed		328,417
Cash received from equipment disposed		6,278
Value of land disposed		500,000
Cash received from land disposed		360,951
Transaction costs		24,025
Loss on disposal of assets	$ 0	155,692	$ 11,655
Right-of-use assets		$ 1,221,143